UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2017 (unaudited)

Tortoise Select Income Bond Fund

	Principal Amount	Fair Value
Asset Backed Securities - 12.0%(1)
Automotive - 6.6%(1)
AmeriCredit Automobile Receivables Trust
2.410%, 07/08/2022	$20,000	$19,948
Capital Auto Receivables Asset Trust
2.110%, 03/22/2021	15,000	15,005
GM Financial Automobile Leasing Trust
1.970%, 05/20/2020	10,000	9,937
Santander Drive Auto Receivables Trust
2.660%, 11/15/2021	20,000	20,149
Westlake Automobile Receivables Trust
2.700%, 10/17/2022(2)	10,000	10,036
		75,075
Credit Cards - 1.0%(1)
Capital One Multi-Asset Execution Trust
1.669%, 09/16/2024(3)	7,000	7,071
World Financial Network Credit Card Master Trust
1.980%, 08/15/2023	5,000	4,977
		12,048
Whole Business - 4.4%(1)
Taco Bell Funding, LLC
3.832%, 05/25/2046(2)	24,813	25,420
TGIF Funding, LLC
6.202%, 04/30/2047(2)	25,000	25,279
		50,699
Total Asset Backed Securities
(Cost $136,669)		137,822

Corporate Bonds - 41.1%(1)
Aerospace and Defense - 0.9%(1)
Hexcel Corp.
3.950%, 02/15/2027	5,000	5,130
Rockwell Collins, Inc.
3.200%, 03/15/2024	5,000	5,076
		10,206
Airlines - 1.4%(1)
Air Canada
7.750%, 04/15/2021(2)(4)	2,000	2,300
LATAM Airlines Group S.A.
4.200%, 11/15/2027(4)	4,633	4,618
United Airlines
3.750%, 03/03/2028	4,569	4,740
US Airways
3.950%, 05/15/2027	4,028	4,199
		15,857
Automotive - 0.4%(1)
General Motors Financial Company, Inc.
3.150%, 06/30/2022	5,000	5,013
Brokerage - 0.9%(1)
Stifel Financial Corp.
3.500%, 12/01/2020	10,000	10,213
Banks - 6.2%(1)
Bank of America Corp.
2.881%, 04/24/2023(3)	5,000	5,015
Bank of New York Mellon Corp.
2.661%, 05/16/2023(3)	5,000	5,019
Citigroup, Inc.
3.887%, 01/10/2028(3)	10,000	10,175
First Horizon National Corp.
3.500%, 12/15/2020	10,000	10,265
Goldman Sachs Group, Inc.
3.500%, 11/16/2026	5,000	4,979
JPMorgan Chase & Co.
3.782%, 02/01/2028(3)	10,000	10,239
Morgan Stanley
3.625%, 01/20/2027	10,000	10,084

Toronto-Dominion Bank
3.625%, 09/15/2031(3)(4)	10,000	9,938
Wells Fargo & Co.
3.069%, 01/24/2023	5,000	5,073
		70,787
Building Materials & Home Builders - 2.0%(1)
CalAtlantic Group, Inc.
5.000%, 06/15/2027	2,000	2,010
Toll Brothers Finance Corp.
4.875%, 11/15/2025	3,000	3,120
US Concrete, Inc.
6.375%, 06/01/2024(2)	4,000	4,240
Vulcan Materials Co.
7.150%, 11/30/2037	10,000	13,166
		22,536
Chemicals - 1.6%(1)
Chemours Co.
6.625%, 05/15/2023	5,000	5,313
NewMarket Corp.
4.100%, 12/15/2022	5,000	5,177
Olin Corp.
5.125%, 09/15/2027	3,000	3,098
Sherwin-Williams Co.
3.450%, 06/01/2027	5,000	5,043
		18,631
Consumer Products - 0.4%(1)
Revlon Consumer Products Corp.
6.250%, 08/01/2024	5,000	4,375
Consumer Staples - 0.9%(1)
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	5,000	5,161
Flowers Foods, Inc.
3.500%, 10/01/2026	5,000	4,915
		10,076
Diversified Financial Services - 1.4%(1)
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.750%, 02/01/2024	2,000	2,090
International Lease Finance Corp.
5.875%, 08/15/2022	10,000	11,315
Park Aerospace Holdings Ltd.
5.250%, 08/15/2022(2)(4)	3,000	3,147
		16,552
Energy - 5.8%(1)
Enable Midstream Partners LP
3.900%, 05/15/2024	10,000	9,932
Enbridge Energy Partners LP
7.500%, 04/15/2038	5,000	6,289
Genesis Energy LP / Genesis Energy Finance Corp.
6.750%, 08/01/2022	3,000	3,022
Hess Corp.
7.875%, 10/01/2029	5,000	6,058
HollyFrontier Corp.
5.875%, 04/01/2026	5,000	5,307
Kinder Morgan, Inc.
5.625%, 11/15/2023(2)	5,000	5,539
Murphy Oil Corp.
6.875%, 08/15/2024	4,000	4,190
NuStar Logistics LP
5.625%, 04/28/2027	3,000	3,158
Oasis Petroleum, Inc.
6.875%, 01/15/2023	2,000	1,945
Phillips 66 Partners LP
4.900%, 10/01/2046	5,000	4,941
SemGroup Corp / Rose Rock Finance Corp.
5.625%, 11/15/2023	3,000	2,865
SM Energy Co.
5.625%, 06/01/2025	3,000	2,723
TransCanada Trust
5.300%, 03/15/2077(3)(4)	5,000	5,149
Valero Energy Partners LP
4.375%, 12/15/2026	5,000	5,121
		66,239

Gaming & Lodging - 0.9%(1)
Penn National Gaming, Inc.
5.625%, 01/15/2027(2)	3,000	3,064
Scientific Games International, Inc.
7.000%, 01/01/2022(2)	2,000	2,135
Wyndham Worldwide Corp.
4.500%, 04/01/2027	5,000	5,164
		10,363
Healthcare - 3.4%(1)
Abbott Laboratories
3.750%, 11/30/2026	5,000	5,114
Community Health Systems, Inc.
6.250%, 03/31/2023	2,000	2,072
Express Scripts Holding Co.
3.400%, 03/01/2027	5,000	4,835
HCA, Inc.
5.375%, 02/01/2025	2,000	2,115
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,000	5,194
SSM Health Care Corp.
3.823%, 06/01/2027	10,000	10,260
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/2026(4)	5,000	4,758
THC Escrow Corp III
5.125%, 05/01/2025(2)	2,000	2,012
WellCare Health Plans, Inc.
5.250%, 04/01/2025	2,000	2,100
		38,460
Industrial - 0.3%(1)
United Rentals North America, Inc.
5.750%, 11/15/2024	3,000	3,154
Insurance - 2.9%(1)
Athene Global Funding
4.000%, 01/25/2022(2)	5,000	5,197
Great-West Lifeco, Inc.
4.150%, 06/03/2047(2)	5,000	5,020
Guardian Life Insurance Company of America
4.875%, 06/19/2064(2)	5,000	5,516
Mercury General Corp.
4.400%, 03/15/2027	5,000	5,077
Transatlantic Holdings, Inc.
8.000%, 11/30/2039	5,000	6,837
Unum Group
4.000%, 03/15/2024	5,000	5,172
		32,819
Manufacturing - 0.4%(1)
Trinity Industries, Inc.
4.550%, 10/01/2024	5,000	5,055
Materials - 0.9%(1)
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	5,000	4,711
Hudbay Minerals, Inc.
7.625%, 01/15/2025(2)(4)	5,000	5,262
		9,973
Media - 2.2%(1)
CSC Holdings LLC
6.750%, 11/15/2021	3,000	3,330
DISH DBS Corp.
5.875%, 11/15/2024	3,000	3,212
Gray Television, Inc.
5.875%, 07/15/2026(2)	2,000	2,045
Interpublic Group of Companies, Inc.
4.200%, 04/15/2024	5,000	5,273
Sirius XM Radio, Inc.
6.000%, 07/15/2024(2)	5,000	5,325
Time Warner Cable LLC
6.550%, 05/01/2037	5,000	5,988
		25,173
Paper & Packaging - 1.3%(1)
Amcor Finance USA, Inc.
3.625%, 04/28/2026(2)	5,000	5,010
Berry Plastics Corp.
5.125%, 07/15/2023	5,000	5,225
Fibria Overseas Finance Ltd.
5.500%, 01/17/2027(4)	5,000	5,120
		15,355

Real Estate - 1.8%(1)
CBRE Services, Inc.
4.875%, 03/01/2026	5,000	5,333
EPR Properties
4.750%, 12/15/2026	5,000	5,147
Kilroy Realty LP
4.250%, 08/15/2029	5,000	5,123
Physicians Realty LP
4.300%, 03/15/2027	5,000	5,077
		20,680
Technology - 3.4%(1)
Apple, Inc.
3.000%, 02/09/2024	5,000	5,080
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/2027(2)	5,000	5,144
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 06/15/2023(2)	5,000	5,433
First Data Corp.
5.750%, 01/15/2024(2)	5,000	5,212
Keysight Technologies, Inc.
4.600%, 04/06/2027	5,000	5,262
Microsoft Corp.
3.300%, 02/06/2027	5,000	5,157
VeriSign, Inc.
4.750%, 07/15/2027(2)	2,000	2,033
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 05/15/2025	5,000	5,416
		38,737
Telecommunications - 0.8%(1)
AT&T, Inc.
4.250%, 03/01/2027	5,000	5,180
Sprint Corp.
7.125%, 06/15/2024	2,000	2,230
T-Mobile USA, Inc.
6.375%, 03/01/2025	2,000	2,167
		9,577
Utilities - 0.9%(1)
Aquarion Co.
4.000%, 08/15/2024(2)	5,000	5,216
NRG Energy, Inc.
6.250%, 05/01/2024	5,000	5,075
		10,291
Total Corporate Bonds
(Cost $459,970)		470,122

Mortgage Backed Securities - 22.2%(1)
Commercial - 6.8%(1)
COMM Mortgage Trust
4.582%, 04/10/2047	10,000	10,681
4.456%, 07/17/2047(3)	10,000	10,456
4.243%, 02/10/2049	15,000	15,989
GS Mortgage Securities Trust
5.161%, 11/10/2046	10,000	11,007
JPMBB Commercial Mortgage Securities Trust
4.559%, 09/17/2047(3)	15,000	14,964
JPMorgan Chase Commercial Mortgage Securities Trust
4.053%, 01/18/2046(3)	14,000	14,843
		77,940
U.S. Government Agency - 15.4%(1)
Federal Home Loan Mortgage Corporation
3.500%, 04/01/2037	5,927	6,158
4.500%, 08/01/2046	41,760	44,751
4.000%, 02/01/2047	17,779	18,721
4.500%, 05/01/2047	12,860	13,783
Federal National Mortgage Association
3.500%, 05/01/2036	36,165	37,574
4.000%, 10/01/2046	53,047	55,816
		176,803
Total Mortgage Backed Securities
(Cost $252,999)		254,743

U.S. Government Securities - 22.9%(1)
U.S. Treasury Bonds
1.250%, 05/31/2019	145,000	144,663
1.750%, 05/31/2022	85,000	84,512
2.375%, 05/15/2027	19,000	19,123
3.000%, 02/15/2047	14,000	14,445
Total U.S. Government & Agency Securities
(Cost $263,449)		262,743

Total Investments - 98.2%(1)
(Cost $1,113,087)		1,125,430
Other Assets in Excess of Liabilities, Net - 1.8%(1)		20,071
Total Net Assets - 100.0%(1)		$1,145,501

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of June 30, 2017, the value of this investment was $139,585 or 12.2% of total net assets.

(3)	Variable rate security - The rate shown is the rate in effect as of June 30, 2017.
(4)	The Fund had $40,292 or 3.5% of net assets in foreign securities as of June 30, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$470,122	$-	$470,122
U.S. Government Securities	-	262,743	-	262,743
Mortgage Backed Securities	-	254,743	-	254,743
Asset Backed Securities	-	137,822	-	137,822
Total Investments	$-	$1,125,430	$-	$1,125,430

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:

Tortoise Select Income Bond Fund
Cost of investments	$1,113,087
Gross unrealized appreciation	14,737
Gross unrealized depreciation	(2,394)
Net unrealized appreciation	$12,343

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 28, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  August 28, 2017